Convertible loan notes - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands			12 Months Ended
	Jun. 03, 2020	Feb. 10, 2020	Dec. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate			6.00%
Accreted interest on bank loan				£ 1,523
Derecogniton of the embedded derivative			£ 41,600
Proceeds from Issuance of Convertible Notes	£ 40,500
Fair value of the liability component net of transaction costs	£ 24,400
Embedded derivative loan notes outstanding			33,500
Embedded derivative
Disclosure of detailed information about borrowings [line items]
Notes issued value			11,900
Derivative financial liabilities			63,200
Notional amount			£ 11,900
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Issuance of unsecured convertible loan notes			21,700,000
Borrowing interest rate		6.00%
Number of converted loans converted to ordinary shares			125,061,475
Conversion price per share		£ 0.265
Notes issued value		£ 3,800
Accreted interest on bank loan			£ 13,300
Exercise price of warrants		£ 0.265
Number of securities called by warrants or rights		1,449,614
Expiry date of warrants		Feb. 10, 2025
Notional amount		£ 3,800